Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

NOTE 2 – Summary of Significant Accounting Policies

Basis of presentation – The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and assumes that the Company will continue to operate as a going concern. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. These condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, including normal and recurring adjustments, which the Company considers necessary for the fair presentation of financial information. The results of operations and comprehensive loss for the six months ended June 30, 2023 are not necessarily indicative of expected results for the fiscal year ended December 31, 2023 or any other future period. These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2022 and notes thereto included in its Form 20-F for the year ended December 31, 2022 as filed with the SEC on May 1, 2023 (“2022 Annual Report”).

Principles of consolidation – The unaudited condensed consolidated financial statements include the accounts of the Company, Celsus Therapeutics, Inc., a Delaware corporation, Volution Immuno Pharmaceuticals SA, a private Swiss company, and Akari Malta Limited, a private Maltese company, each wholly-owned subsidiaries. All intercompany transactions have been eliminated.

Foreign currency – The functional currency of the Company is U.S. dollars, as that is the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. dollars. The Company translates its non-U.S. operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Use of estimates – The preparation of the Company’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets, liabilities, and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, the valuation of share-based awards, the valuation of warrant liabilities, research and development prepayments, accruals and related expenses, and the valuation allowance for deferred income taxes. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Fair value measurements –Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 – quoted prices in active markets for identical assets and liabilities.
●	Level 2 – inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each reporting period. The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of the Company’s cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities. The Company’s liability-classified warrants are recorded at their estimated fair value. See Note 3.

Cash – The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of June 30, 2023 and December 31, 2022.

Prepaid expenses – Payments made prior to the receipt of goods or services are capitalized until the goods or services are received.

Other current assets – Other current assets consist principally of Value Added Tax (“VAT”) receivables.

Patent acquisition costs – Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is 22 years. The Company expenses costs associated with maintaining and defending patents after their issuance in the period incurred. Amortization expense for each of the six months ended June 30, 2023 and 2022 was less than $0.1 million.

Accrued expenses – As part of the process of preparing the unaudited condensed consolidated financial statements, the Company estimates accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s unaudited condensed consolidated financial statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. If the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP.

Warrant Liability – The Company accounts for ordinary share or ADS warrants as either equity instruments, liabilities or derivative liabilities in accordance with ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and/or ASC Topic 815, Derivatives and Hedging (“ASC 815”), depending on the specific terms of the warrant agreement. Liability-classified warrants are recorded at their estimated fair values at issuance are remeasured each reporting period until they are exercised, terminated, reclassified or otherwise settled. Changes in the estimated fair value of liability-classified warrants are recorded in Change in Fair Value of Warrant Liability in the Company’s condensed consolidated statements of operations and comprehensive loss. Equity-classified warrants are recorded within additional paid-in capital at the time of issuance and not subject to remeasurement.

Research and development expenses – Costs associated with research and development are expensed as incurred unless there is an alternative future use in other research and development projects. Research and development expenses include, among other costs, salaries and personnel–related expenses, fees paid for contract research services, fees paid to clinical research organizations, costs incurred by outside laboratories, manufacturers and other accredited facilities in connection with clinical trials and preclinical studies.

Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received. The Company records expenses related to clinical studies and manufacturing development activities based on its estimates of the services received and efforts expended pursuant to contracts with multiple contract research organizations and manufacturing vendors that conduct and manage these activities on its behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven payment flows. There may be instances in which payments made to the Company’s vendors will exceed the level of services provided and result in a prepayment of the expense. Payments under some of these contracts depend on factors such as the successful enrollment of subjects and the completion of clinical study milestones. In amortizing or accruing service fees, the Company estimates the time period over which services will be performed, enrollment of subjects, number of sites activated and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the Company’s estimate, the Company will adjust the accrued or prepaid expense balance accordingly.

The Company accounts for research and development tax credits at the time its realization becomes probable as a credit to research and development expenses in the condensed consolidated statements of operations and comprehensive loss.

Stock-based compensation expense – The Company measures all stock-based awards granted to employees, directors and non-employees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective awards. Forfeitures are accounted for as they occur. The Company classifies stock-based compensation expense in its condensed consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The fair value of each restricted ordinary share award is determined on the date of grant based on the fair value of the Company’s ordinary shares on that same date. The fair value of each share option grant is determined on the date of grant using the Black-Scholes option pricing model, which requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the award, the risk-free interest rate, and expected dividends (See Note 5). Beginning on January 1, 2023, the Company began using its historical stock price volatility to determine the volatility assumption to be used in its Black-Scholes option pricing model. Prior to January 1, 2023, the Company estimated its expected stock price volatility based on the historical volatility of publicly traded peer companies. The expected term of the Company’s options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

Leases – The Company accounts for its leases in accordance with ASC 842, Leases. In accordance with ASC 842, the Company records a right-of-use (“ROU”) asset and corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheet and are recognized on a straight-line basis over the lease term. As of June 30, 2023 and December 31, 2022, the Company did not have a lease with a term longer than twelve months. Accordingly, no ROU assets and corresponding lease liabilities are included in the Company’s condensed consolidated balance sheets as of June 30, 2023 or December 31, 2022.

Concentration of credit risk – Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company generally maintains balances in various operating accounts at financial institutions in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Income taxes – In accordance with ASC 270, Interim Reporting, and ASC 740, Income Taxes, the Company is required at the end of each interim period to determine the best estimate of its annual effective tax rate and then apply that rate in providing for income taxes on a current year-to-date (interim period) basis. For the six months ended June 30, 2023 and 2022, the Company recorded no tax expense or benefit due to the expected current year loss and its historical losses. The Company has not recorded its net deferred tax asset as of either June 30, 2023 or December 31, 2022 because it maintained a full valuation allowance against all deferred tax assets as of these dates as management has determined that it is not more likely than not that the Company will realize these future tax benefits. As of June 30, 2023 and December 31, 2022, the Company had no uncertain tax positions.

Net loss per share – Basic net income (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per ordinary share is computed by dividing the diluted net income (loss) available to ordinary shareholders by the weighted average number of ordinary shares, including potential dilutive ordinary shares assuming the dilutive effect as determined using the treasury stock method.

For periods in which the Company has reported net losses, diluted net loss per ordinary share is the same as basic net loss per ordinary share, since dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss for the six months ended June 30, 2023 and 2022.

The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of June 30,
	2023	2022
Options to purchase ordinary shares	680,112,400	379,811,585
Warrants to purchase ordinary shares	4,155,347,500	1,135,347,500
Unvested restricted stock units	418,580,700	21,475,400
Total anti-dilutive share equivalents	5,254,040,600	1,536,634,485

New Accounting Pronouncements – From time to time, new accounting pronouncements are issued by the FASB and rules are issued by the SEC that the Company has or will adopt as of a specified date. Unless otherwise noted, management does not believe that any other recently issued accounting pronouncements issued by the FASB or guidance issued by the SEC had, or is expected to have, a material impact on the Company’s present or future consolidated financial statements.